Property, Plant and Equipment	6 Months Ended
Jun. 30, 2019
Successor [Member]
Property, Plant and Equipment

7. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	June 30, 2019	December 31, 2018
Buildings and leasehold improvements	5 to 25	$21,525	$21,572
Drilling rigs, plant and equipment	3 to 15	321,214	278,249
Furniture and fixtures	5	1,525	1,348
Office equipment and tools	3 to 6	34,011	31,568
Vehicles and cranes	5 to 8	6,967	4,179
Less: Accumulated depreciation		(62,897)	(32,522)
Land		5,104	5,104
Capital work in progress		26,585	19,229
Total		$354,034	$328,727

The Company recorded depreciation expense of $30.5 million, $16.0 million, $3.2 million, $6.9 million and $9.3 million, in the 2019 Successor Period, 2019 Successor Quarter, 2018 Successor Period, 2018 Predecessor Period, and 2018 Predecessor Quarter, respectively, in the Condensed Consolidated Statement of Operations.